UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 6, 2001

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		40

FORM 13F Information Table Value Total:	$93,199,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101      569   163037 SH       SOLE                    72417             90620
AFLAC Inc.                     COM              001055102     3105   114991 SH       SOLE                   114991
ASML Holding N V               COM              N07059111     3730   332766 SH       SOLE                   174956            157810
Affymetrix                     COM              00826T108     1187    73946 SH       SOLE                    25611             48335
Amdocs                         COM              G02602103      872    32720 SH       SOLE                     1450             31270
Applied Materials              COM              038222105      229     8055 SH       SOLE                     8055
Barr Labs                      COM              068306109     1674    21170 SH       SOLE                      500             20670
Biovail Corporation            COM              09067J109    13113   282597 SH       SOLE                   201762             80835
Brigham Exploration            COM              109178103       58    21970 SH       SOLE                     1780             20190
Business Objects ADR           COM              12328X107     4435   227428 SH       SOLE                   158589             68839
Concord Camera                 COM              206156101     1934   441471 SH       SOLE                   250676            190795
Ditech                         COM              25500M103     1244   296202 SH       SOLE                   179867            116335
Elan, ADS                      COM              284131208      942    19435 SH       SOLE                     1575             17860
Federal Nat'l Mtg.             COM              313586109      903    11279 SH       SOLE                    11279
Flir Systems                   COM              302445101     5790   141109 SH       SOLE                    63439             77670
General Electric               COM              369604103      700    18825 SH       SOLE                    18825
Home Depot                     COM              437076102      569    14819 SH       SOLE                    14819
IBM                            COM              459200101      272     2963 SH       SOLE                     2963
Intel Corp.                    COM              458140100     1812    88632 SH       SOLE                    88632
KV Pharmaceutical Cl A         COM              482740206    13537   500620 SH       SOLE                   364881            135739
Kraft Foods Inc Class A        COM              50075N104      306     8890 SH       SOLE                     8890
Lehman Brothers Hldgs          COM              524908100     1382    24310 SH       SOLE                                      24310
Lilly Eli                      COM              532457108      484     5995 SH       SOLE                     5995
M & T Bank Corp                COM              55261F104      751    10150 SH       SOLE                     1000              9150
MFC Bancorp                    COM              55271X202     3975   470409 SH       SOLE                   293204            177205
Newport Corp.                  COM              651824104      348    24650 SH       SOLE                     2310             22340
Nextel Communications          COM              65332V103      778    90035 SH       SOLE                    41335             48700
Novellus Systems               COM              670008101     7285   255072 SH       SOLE                   173947             81125
Papa John's Int'l              COM              698813102      470    18060 SH       SOLE                                      18060
Pfizer                         COM              717081103     1837    45802 SH       SOLE                    45802
Philip Morris Cos.             COM              718154107      504    10436 SH       SOLE                    10436
Phoenix Technology             COM              719153108      766    76335 SH       SOLE                    44475             31860
Procter & Gamble               COM              742718109      306     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1507    31694 SH       SOLE                    31694
Rainbow Technology             COM              750862104     1330   379966 SH       SOLE                   223676            156290
Schering Plough                COM              806605101      743    20029 SH       SOLE                    20029
Seitel Inc.                    COM              816074306     3532   351411 SH       SOLE                   166381            185030
Staples Inc.                   COM              855030102     1645   123192 SH       SOLE                    41517             81675
Three-Five Systems             COM              88554L108     5617   352391 SH       SOLE                   215542            136849
Veeco Instr                    COM              922417100     2963   111829 SH       SOLE                    54844             56985